Other Assets - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Jul. 30, 2015 USD ($)
Disclosure of joint operations [line items]
TransAlta Energy Transition Bill			$ 55
Loan receivable | Loans And Notes Receivable
Disclosure of joint operations [line items]
Financial assets	$ 31	$ 25
Kent Hills Wind L.P.
Disclosure of joint operations [line items]
Ownership interests	17.00%	17.00%
Interest	4.55%
Kent Hills Wind L.P. | Loan receivable | Loans And Notes Receivable
Disclosure of joint operations [line items]
Financial assets	$ 31	$ 25